Supplemental Guarantor/Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor Non Guarantor Financial Information [Abstract]
Supplemental Guarantor/Non-Guarantor Financial Information
Supplemental Guarantor/Non-Guarantor Financial Information
In accordance with the indentures governing the 7.375% Senior Notes due November 2016, the 6.00% Senior Notes due November 2018, the 6.50% Senior Notes due September 2020, the 6.25% Senior Notes due November 2021 and the 7.875% Senior Notes due November 2026 (collectively the Senior Notes), certain 100% owned U.S. subsidiaries of the Company (each, a Guarantor Subsidiary) have fully and unconditionally guaranteed the Senior Notes, on a joint and several basis.The indentures governing the Senior Notes contain customary exceptions under which a guarantee of a Guarantor Subsidiary will terminate, including (1) the release or discharge of the guarantee of the Company’s 2013 Credit Facility by such Guarantor Subsidiary, except a discharge or release by or as a result of payment under such guarantee, (2) a sale or other disposition, by way of merger, consolidation or otherwise, of all of the capital stock of such Guarantor Subsidiary, and (3) the legal defeasance or discharge of the indentures. Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not material to the holders of the Senior Notes. The following historical financial statement information is provided for the Guarantor/Non-Guarantor Subsidiaries.
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Total revenues	$—	$3,964.8	$2,902.1	$(74.7)	$6,792.2
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	49.6	2,927.3	2,814.7	(74.7)	5,716.9
Depreciation, depletion and amortization	—	310.4	345.3	—	655.7
Asset retirement obligation expenses	—	25.3	55.7	—	81.0
Selling and administrative expenses	46.8	161.1	19.2	—	227.1
Restructuring and pension settlement charges	—	23.8	2.2	—	26.0
Other operating (income) loss:
Net gain on disposal or exchange of assets	—	(18.5)	(22.9)	—	(41.4)
Asset impairment and mine closure costs	4.7	71.1	78.6	—	154.4
Loss from equity affiliates and investment in subsidiaries	431.1	6.6	101.0	(431.1)	107.6
Interest expense	424.7	6.4	34.6	(37.5)	428.2
Interest income	(15.3)	(10.3)	(27.3)	37.5	(15.4)
(Loss) income from continuing operations before income taxes	(941.6)	461.6	(499.0)	431.1	(547.9)
Income tax (benefit) provision	(186.2)	316.7	70.7	—	201.2
(Loss) income from continuing operations, net of income taxes	(755.4)	144.9	(569.7)	431.1	(749.1)
(Loss) income from discontinued operations, net of income taxes	(31.6)	(7.2)	10.6	—	(28.2)
Net (loss) income	(787.0)	137.7	(559.1)	431.1	(777.3)
Less: Net income attributable to noncontrolling interests	—	—	9.7	—	9.7
Net (loss) income attributable to common stockholders	$(787.0)	$137.7	$(568.8)	$431.1	$(787.0)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Total revenues	$—	$4,027.9	$3,230.3	$(244.5)	$7,013.7
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	(173.6)	3,471.7	2,675.5	(244.5)	5,729.1
Depreciation, depletion and amortization	—	329.4	410.9	—	740.3
Asset retirement obligation expenses	—	33.3	33.2	—	66.5
Selling and administrative expenses	50.9	167.9	25.4	—	244.2
Restructuring and pension settlement charges	—	11.9	—	—	11.9
Other operating (income) loss:
Net gain on disposal or exchange of assets	—	(52.6)	—	—	(52.6)
Asset impairment and mine closure costs	21.5	6.5	500.3	—	528.3
Settlement charges related to the Patriot bankruptcy reorganization	30.6	—	—	—	30.6
Loss from equity affiliates and investment in subsidiaries	272.5	8.3	31.9	(272.5)	40.2
Interest expense	420.8	244.5	169.0	(409.1)	425.2
(Gain) loss from extinguishment of affiliate debt	—	(155.5)	155.5	—	—
Interest income	(79.6)	(311.6)	(33.6)	409.1	(15.7)
Unrealized loss (gain) on derivatives	—	34.0	(34.0)	—	—
(Loss) income from continuing operations before income taxes	(543.1)	240.1	(703.8)	272.5	(734.3)
Income tax benefit	(92.2)	(110.9)	(245.2)	—	(448.3)
(Loss) income from continuing operations, net of income taxes	(450.9)	351.0	(458.6)	272.5	(286.0)
Loss from discontinued operations, net of income taxes	(74.0)	(5.6)	(147.0)	—	(226.6)
Net (loss) income	(524.9)	345.4	(605.6)	272.5	(512.6)
Less: Net income attributable to noncontrolling interests	—	—	12.3	—	12.3
Net (loss) income attributable to common stockholders	$(524.9)	$345.4	$(617.9)	$272.5	$(524.9)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Total revenues	$—	$4,571.3	$3,738.4	$(232.2)	$8,077.5
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	(395.2)	3,344.1	3,216.0	(232.2)	5,932.7
Depreciation, depletion and amortization	—	315.6	347.8	—	663.4
Asset retirement obligation expenses	—	42.9	24.1	—	67.0
Selling and administrative expenses	38.7	199.7	30.4	—	268.8
Other operating (income) loss:
Net gain on disposal or exchange of assets	—	(14.7)	(2.4)	—	(17.1)
Asset impairment and mine closure costs	35.5	86.8	806.7	—	929.0
Loss from equity affiliates and investment in subsidiaries	720.0	12.5	48.7	(720.0)	61.2
Interest expense	413.9	13.9	475.6	(497.8)	405.6
Interest income	(309.8)	(149.1)	(63.4)	497.8	(24.5)
Unrealized (gain) loss on derivatives	—	(35.3)	35.3	—	—
(Loss) income from continuing operations before income taxes	(503.1)	754.9	(1,180.4)	720.0	(208.6)
Income tax provision	80.2	105.8	76.3	—	262.3
(Loss) income from continuing operations, net of income taxes	(583.3)	649.1	(1,256.7)	720.0	(470.9)
Loss from discontinued operations, net of income taxes	(2.4)	(82.2)	(19.6)	—	(104.2)
Net (loss) income	(585.7)	566.9	(1,276.3)	720.0	(575.1)
Less: Net income attributable to noncontrolling interests	—	—	10.6	—	10.6
Net (loss) income attributable to common stockholders	$(585.7)	$566.9	$(1,286.9)	$720.0	$(585.7)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Net (loss) income	$(787.0)	$137.7	$(559.1)	$431.1	$(777.3)
Other comprehensive (loss) income, net of income taxes:
Net change in unrealized losses on available-for-sale securities (net of $0.5 tax benefit)
Unrealized holding losses on available-for-sale securities	(3.7)	—	—	—	(3.7)
Less: Reclassification for realized losses included in net (loss) income	2.9	—	—	—	2.9
Net change in unrealized losses on available-for-sale securities	(0.8)	—	—	—	(0.8)
Net unrealized losses on cash flow hedges (net of $54.6 tax benefit)
(Decrease) increase in fair value of cash flow hedges	(225.9)	—	30.9	—	(195.0)
Less: Reclassification for realized losses (gains) included in net (loss) income	31.3	—	(41.5)	—	(10.2)
Net unrealized losses on cash flow hedges	(194.6)	—	(10.6)	—	(205.2)
Postretirement plans and workers' compensation obligations (net of $10.3 tax benefit)
Prior service credit for the period	—	11.4	—	—	11.4
Net actuarial (loss) gain for the period	—	(150.2)	7.5	—	(142.7)
Amortization of actuarial loss (gain) and prior service cost	—	35.5	(2.8)	—	32.7
Postretirement plans and workers' compensation obligations	—	(103.3)	4.7	—	(98.6)
Foreign currency translation adjustment	—	—	(41.0)	—	(41.0)
Other comprehensive loss from investment in subsidiaries	(150.2)	—	—	150.2	—
Other comprehensive loss, net of income taxes	(345.6)	(103.3)	(46.9)	150.2	(345.6)
Comprehensive (loss) income	(1,132.6)	34.4	(606.0)	581.3	(1,122.9)
Less: Comprehensive income attributable to noncontrolling interests	—	—	9.7	—	9.7
Comprehensive (loss) income attributable to common stockholders	$(1,132.6)	$34.4	$(615.7)	$581.3	$(1,132.6)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Net (loss) income	$(524.9)	$345.4	$(605.6)	$272.5	$(512.6)
Other comprehensive (loss) income, net of income taxes:
Net change in unrealized gains (losses) on available-for-sale securities (net of $0.5 tax provision)
Unrealized holding losses on available-for-sale securities	(12.2)	—	(0.1)	—	(12.3)
Less: Reclassification for realized losses (gains) included in net income	13.0	—	(0.2)	—	12.8
Net change in unrealized gains (losses) on available-for-sale securities	0.8	—	(0.3)	—	0.5
Net unrealized losses on cash flow hedges (net of $300.0 tax benefit)
(Decrease) increase in fair value of cash flow hedges	(368.4)	—	34.8	—	(333.6)
Less: Reclassification for realized gains included in net income	(109.0)	—	(100.6)	—	(209.6)
Net unrealized losses on cash flow hedges	(477.4)	—	(65.8)	—	(543.2)
Postretirement plans and workers' compensation obligations (net of $121.7 tax provision)
Prior service cost for the period	—	(1.4)	—	—	(1.4)
Net actuarial gain for the period	—	103.8	7.1	—	110.9
Amortization of actuarial loss (gain) and prior service cost	—	95.8	(0.1)	—	95.7
Postretirement plans and workers' compensation obligations	—	198.2	7.0	—	205.2
Foreign currency translation adjustment	—	—	(92.7)	—	(92.7)
Other comprehensive income from investment in subsidiaries	46.4	—	—	(46.4)	—
Other comprehensive (loss) income, net of income taxes	(430.2)	198.2	(151.8)	(46.4)	(430.2)
Comprehensive (loss) income	(955.1)	543.6	(757.4)	226.1	(942.8)
Less: Comprehensive income attributable to noncontrolling interests	—	—	12.3	—	12.3
Comprehensive (loss) income attributable to common stockholders	$(955.1)	$543.6	$(769.7)	$226.1	$(955.1)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Net (loss) income	$(585.7)	$566.9	$(1,276.3)	$720.0	$(575.1)
Other comprehensive income, net of income taxes:
Net change in unrealized gains (losses) on available-for-sale securities (net of $4.0 tax provision)
Unrealized holding losses on available-for-sale securities	(15.5)	—	—	—	(15.5)
Less: Reclassification for realized losses included in net income	22.5	—	—	—	22.5
Net change in unrealized gains on available-for-sale securities	7.0	—	—	—	7.0
Net unrealized losses on cash flow hedges (net of $3.9 tax benefit)
Increase in fair value of cash flow hedges	205.9	—	144.5	—	350.4
Less: Reclassification for realized gains included in net income	(249.1)	—	(49.5)	—	(298.6)
Net unrealized (losses) gains on cash flow hedges	(43.2)	—	95.0	—	51.8
Postretirement plans and workers' compensation obligations (net of $43.9 tax provision)
Prior service cost for the period	—	20.1	—	—	20.1
Net actuarial (loss) gain for the period	—	(0.9)	0.9	—	—
Amortization of actuarial loss and prior service cost	—	54.5	0.9	—	55.4
Postretirement plans and workers' compensation obligations	—	73.7	1.8	—	75.5
Foreign currency translation adjustment	—	—	19.1	—	19.1
Other comprehensive income from investment in subsidiaries	189.6	—	—	(189.6)	—
Other comprehensive income, net of income taxes	153.4	73.7	115.9	(189.6)	153.4
Comprehensive (loss) income	(432.3)	640.6	(1,160.4)	530.4	(421.7)
Less: Comprehensive income attributable to noncontrolling interests	—	—	10.6	—	10.6
Comprehensive (loss) income attributable to common stockholders	$(432.3)	$640.6	$(1,171.0)	$530.4	$(432.3)
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(Dollars in millions)
Assets
Current assets
Cash and cash equivalents	$188.7	$1.2	$108.1	$—	$298.0
Accounts receivable, net	—	14.5	548.6	—	563.1
Receivables from affiliates, net	258.4	—	105.9	(364.3)	—
Inventories	—	191.8	214.7	—	406.5
Assets from coal trading activities, net	—	53.8	3.8	—	57.6
Deferred income taxes	64.5	8.6	6.9	—	80.0
Other current assets	—	44.5	261.3	—	305.8
Total current assets	511.6	314.4	1,249.3	(364.3)	1,711.0
Property, plant, equipment and mine development, net	—	5,005.2	5,572.1	—	10,577.3
Deferred income taxes	—	8.2	—	(7.5)	0.7
Investments and other assets	10,209.4	4.0	621.6	(9,932.9)	902.1
Notes receivable from affiliates, net	—	1,655.7	—	(1,655.7)	—
Total assets	$10,721.0	$6,987.5	$7,443.0	$(11,960.4)	$13,191.1
Liabilities and Stockholders’ Equity
Current liabilities
Current maturities of long-term debt	$12.0	$0.1	$9.1	$—	$21.2
Payables to affiliates, net	—	364.3	—	(364.3)	—
Liabilities from coal trading activities, net	—	10.7	22.0	—	32.7
Accounts payable and accrued expenses	474.5	682.5	652.2	—	1,809.2
Total current liabilities	486.5	1,057.6	683.3	(364.3)	1,863.1
Long-term debt, less current maturities	5,951.6	6.3	7.7	—	5,965.6
Deferred income taxes	90.5	—	6.1	(7.5)	89.1
Notes payable to affiliates, net	1,033.4	—	622.3	(1,655.7)	—
Other noncurrent liabilities	434.2	1,717.4	395.2	—	2,546.8
Total liabilities	7,996.2	2,781.3	1,714.6	(2,027.5)	10,464.6
Peabody Energy Corporation’s stockholders’ equity	2,724.8	4,206.2	5,726.7	(9,932.9)	2,724.8
Noncontrolling interests	—	—	1.7	—	1.7
Total stockholders’ equity	2,724.8	4,206.2	5,728.4	(9,932.9)	2,726.5
Total liabilities and stockholders’ equity	$10,721.0	$6,987.5	$7,443.0	$(11,960.4)	$13,191.1
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
		(Dollars in millions)
Assets
Current assets
Cash and cash equivalents	$300.7	$0.3	$143.0	$—	$444.0
Accounts receivable, net	1.3	—	559.1	(2.5)	557.9
Receivables from affiliates, net	68.4	—	—	(68.4)	—
Inventories	—	235.1	271.6	—	506.7
Assets from coal trading activities, net	—	46.7	—	(10.6)	36.1
Deferred income taxes	—	61.9	6.4	(1.9)	66.4
Other current assets	34.5	73.7	273.4	—	381.6
Total current assets	404.9	417.7	1,253.5	(83.4)	1,992.7
Property, plant, equipment and mine development, net	—	5,055.7	6,026.8	—	11,082.5
Deferred income taxes	16.5	—	7.8	(16.5)	7.8
Investments and other assets	11,394.9	8.8	762.6	(11,115.9)	1,050.4
Notes receivable from affiliates, net	—	1,433.0	—	(1,433.0)	—
Total assets	$11,816.3	$6,915.2	$8,050.7	$(12,648.8)	$14,133.4
Liabilities and Stockholders’ Equity
Current liabilities
Current maturities of long-term debt	$12.0	$0.1	$19.6	$—	$31.7
Payables to affiliates, net	—	10.4	58.0	(68.4)	—
Deferred income taxes	1.9	—	—	(1.9)	—
Liabilities from coal trading activities, net	—	0.2	16.5	(10.6)	6.1
Accounts payable and accrued expenses	360.0	601.4	805.1	(2.5)	1,764.0
Total current liabilities	373.9	612.1	899.2	(83.4)	1,801.8
Long-term debt, less current maturities	5,959.1	6.5	5.1	—	5,970.7
Deferred income taxes	—	55.9	1.5	(16.5)	40.9
Notes payable to affiliates, net	1,032.6	—	400.4	(1,433.0)	—
Other noncurrent liabilities	542.0	1,452.5	377.6	—	2,372.1
Total liabilities	7,907.6	2,127.0	1,683.8	(1,532.9)	10,185.5
Peabody Energy Corporation’s stockholders’ equity	3,908.7	4,788.2	6,327.7	(11,115.9)	3,908.7
Noncontrolling interests	—	—	39.2	—	39.2
Total stockholders’ equity	3,908.7	4,788.2	6,366.9	(11,115.9)	3,947.9
Total liabilities and stockholders’ equity	$11,816.3	$6,915.2	$8,050.7	$(12,648.8)	$14,133.4
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
		(Dollars in millions)
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations	$(369.0)	$776.1	$33.9	$441.0
Net cash used in discontinued operations	(73.3)	(4.6)	(26.5)	(104.4)
Net cash (used in) provided by operating activities	(442.3)	771.5	7.4	336.6
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	—	(108.5)	(85.9)	(194.4)
Changes in accrued expenses related to capital expenditures	—	3.4	(20.0)	(16.6)
Federal coal lease expenditures	—	(276.7)	—	(276.7)
Proceeds from disposal of assets, net of notes receivable	—	105.9	97.8	203.7
Purchases of debt securities	—	—	(15.1)	(15.1)
Proceeds from sales and maturities of debt securities	—	—	13.5	13.5
Contributions to joint ventures	—	—	(529.8)	(529.8)
Distributions from joint ventures	—	—	534.2	534.2
Advances to related parties	—	—	(33.7)	(33.7)
Repayment of loans from related parties	—	—	5.4	5.4
Other, net	—	(4.4)	(0.6)	(5.0)
Net cash used in investing activities	—	(280.3)	(34.2)	(314.5)
Cash Flows From Financing Activities
Proceeds from long-term debt	—	—	1.1	1.1
Repayments of long-term debt	(12.0)	(0.1)	(8.9)	(21.0)
Payment of deferred financing costs	(10.1)	—	—	(10.1)
Dividends paid	(92.3)	—	—	(92.3)
Restricted cash for distributions to noncontrolling interest	—	—	(42.5)	(42.5)
Other, net	3.1	(1.7)	(4.7)	(3.3)
Transactions with affiliates, net	441.6	(488.5)	46.9	—
Net cash provided by (used in) financing activities	330.3	(490.3)	(8.1)	(168.1)
Net change in cash and cash equivalents	$(112.0)	$0.9	$(34.9)	$(146.0)
Cash and cash equivalents at beginning of year	300.7	0.3	143.0	444.0
Cash and cash equivalents at end of year	$188.7	$1.2	$108.1	$298.0
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
		(Dollars in millions)
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations	$(24.3)	$778.7	$25.7	$780.1
Net cash used in discontinued operations	(20.4)	(7.6)	(29.7)	(57.7)
Net cash (used in) provided by operating activities	(44.7)	771.1	(4.0)	722.4
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	—	(95.9)	(232.5)	(328.4)
Changes in accrued expenses related to capital expenditures	—	(1.2)	(119.5)	(120.7)
Federal coal lease expenditures	—	(276.8)	—	(276.8)
Proceeds from disposal of assets, net of notes receivable	—	93.0	85.3	178.3
Purchases of debt securities	—	—	(22.8)	(22.8)
Proceeds from sales and maturities of debt securities	—	—	22.9	22.9
Maturity of short-term investments	—	—	4.8	4.8
Contributions to joint ventures	—	—	(671.7)	(671.7)
Distributions from joint ventures	—	—	722.9	722.9
Advances to related parties	—	—	(42.1)	(42.1)
Repayment of loan from related parties	—	—	25.2	25.2
Other, net	—	(5.7)	(0.1)	(5.8)
Net cash used in continuing operations	—	(286.6)	(227.6)	(514.2)
Net cash used in discontinued operations	—	—	(1.5)	(1.5)
Net cash used in investing activities	—	(286.6)	(229.1)	(515.7)
Cash Flows From Financing Activities
Proceeds from long-term debt	1,188.0	—	—	1,188.0
Repayments of long-term debt	(1,334.2)	(0.2)	(55.8)	(1,390.2)
Payment of deferred financing costs	(22.8)	—	—	(22.8)
Dividends paid	(91.7)	—	—	(91.7)
Other, net	4.2	(1.6)	(7.4)	(4.8)
Transactions with affiliates, net	332.3	(482.7)	150.4	—
Net cash provided by (used in) financing activities	75.8	(484.5)	87.2	(321.5)
Net change in cash and cash equivalents	$31.1	$—	$(145.9)	$(114.8)
Cash and cash equivalents at beginning of year	269.6	0.3	288.9	558.8
Cash and cash equivalents at end of year	$300.7	$0.3	$143.0	$444.0
PEABODY ENERGY CORPORATION
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
		(Dollars in millions)
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operations	$372.0	$1,390.3	$(162.5)	$1,599.8
Net cash used in discontinued operations	(3.4)	(11.6)	(69.7)	(84.7)
Net cash provided by (used in) operating activities	368.6	1,378.7	(232.2)	1,515.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	—	(237.4)	(748.6)	(986.0)
Changes in accrued expenses related to capital expenditures	—	3.1	101.6	104.7
Federal coal lease expenditures	—	(276.5)	—	(276.5)
Investment in Prairie State Energy Campus	—	(10.7)	—	(10.7)
Proceeds from disposal of assets, net of notes receivable	—	70.1	77.8	147.9
Purchases of debt and equity securities	—	—	(46.7)	(46.7)
Proceeds from sales of debt and equity securities	—	—	46.4	46.4
Purchase of short-term investments	—	—	(4.8)	(4.8)
Contributions to joint ventures	—	—	(824.0)	(824.0)
Distributions from joint ventures	—	—	823.0	823.0
Advances to related parties	—	—	(148.0)	(148.0)
Repayment of loans from related parties	—	—	110.8	110.8
Other, net	—	(6.2)	—	(6.2)
Net cash used in continuing operations	—	(457.6)	(612.5)	(1,070.1)
Net cash used in discontinued operations	—	(1.1)	(20.9)	(22.0)
Net cash used in investing activities	—	(458.7)	(633.4)	(1,092.1)
Cash Flows From Financing Activities
Proceeds from long-term debt	—	—	0.8	0.8
Repayments of long-term debt	(379.0)	(0.4)	(36.4)	(415.8)
Payment of deferred financing costs	(6.9)	—	—	(6.9)
Dividends paid	(91.9)	—	—	(91.9)
Common stock repurchase	(99.9)	—		(99.9)
Excess tax benefits related to share-based compensation	8.3	—	—	8.3
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests	—	—	(49.8)	(49.8)
Other, net	1.0	—	(9.1)	(8.1)
Transactions with affiliates, net	186.2	(920.1)	733.9	—
Net cash (used in) provided by financing activities	(382.2)	(920.5)	639.4	(663.3)
Net change in cash and cash equivalents	$(13.6)	$(0.5)	$(226.2)	$(240.3)
Cash and cash equivalents at beginning of year	283.2	0.8	515.1	799.1
Cash and cash equivalents at end of year	$269.6	$0.3	$288.9	$558.8